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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-07564

             Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                   COUPON   MATURITY
THOUSANDS                                                                                    RATE      DATE         VALUE
---------                                                                                   ------   --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (157.2%)
            CALIFORNIA (155.3%)
 $  1,240   ABAG Finance Authority for Nonprofit Corporations, California School
               of Mechanical Art - Lick-Wilmeading High School Ser 2002                       5.25%  10/01/26   $  1,281,788
    4,000   Anaheim Public Financing Authority, California, Anajeim Electric Ser
               2007-A (MBIA Insd)**                                                           4.50   10/01/37      3,807,940
    1,000   Calfornia Health Facilities Financing Authority, Kaiser Permanente Ser
               2006 A                                                                         5.25   04/01/39      1,009,180
    2,500   California County Tobacco Securitization Agency, Gold County
               Settlement Funding Corp Ser 2006                                               5.25   06/01/46      2,214,625
    2,000   California Department of Water Resources, Central Valley Ser Y
               (FGIC Insd)                                                                    5.25   12/01/19      2,172,380
    5,000   California Economic Recovery, Ser 2004 A                                          5.00   07/01/16      5,372,800
    2,000   California Edlucational Facilities Authority, Claremont Graduate
               University 2007 Ser A                                                          5.00   03/01/42      2,002,800
    2,000   California Educational Facilities Authority, Pitzer College Ser 2005 A            5.00   04/01/30      2,020,260
    1,000   California Educational Facilities Authority, University of Redlands Ser
               2005 A                                                                         5.00   10/01/31      1,008,170
    2,555   California Health Facilities Financing Authority, Catholic Healthcare
               West 2004 Ser G                                                                5.25   07/01/23      2,639,826
    3,000   California Health Facilities Financing Authority, Cedars-Sinai Medical
               Center Ser 1997 A (MBIA Insd)                                                  5.25   08/01/27      3,063,360
    2,000   California Health Facilities Financing Authority, Cedars-Sinai Medical
               Center Ser 2005                                                                5.00   11/15/34      1,982,360
    2,000   California Housing Finance Agency, Ser 2006 K (AMT)**                             4.70   08/01/31      1,880,490
    2,000   California Housing Finance Agency, Ser 2006 K (AMT)**                             4.75   08/01/36      1,876,890
    5,000   California Infrastructure & Economic Development Bank, Kaiser
               Hospital Assistance Ser 2001 A                                                 5.55   08/01/31      5,138,050
    2,000   California Infrastructure & Economic Development Bank, The Scripps
               Research Institute Ser 2005 A                                                  5.00   07/01/29      2,059,220
    4,000   California Municipal Finance Authority, Community Hospital Central California     5.25   02/01/37      3,722,040
      500   California Municipal Finance Authority, American Heritage Education
               Foundation Ser 2006 A                                                          5.25   06/01/26        475,935
    2,500   California Pollution Control Financing Authority, San Diego Gas &
               Electric Co 1996 Ser A                                                         5.90   06/01/14      2,756,675
    1,000   California Public Works Board, Butterfield State Office 2005 Ser A                5.25   06/01/30      1,009,920
    2,000   California Public Works Board, Mental Health 2004 Ser A                           5.00   06/01/24      2,019,860
    2,965   California Public Works Board, Mental Health 2004 Ser A                           5.00   06/01/25      2,981,574
       50   California Rural Home Financing Authority, 1997 Ser A-2 (AMT)                     7.00   09/01/29         50,960
       60   California Rural Home Financing Authority, Home 1998 Ser A (AMT)                  6.35   12/01/29         61,937
    1,400   California State University, Ser 2003 A (FGIC Insd)                               5.25   11/01/21      1,516,144
    1,200   California State University, Ser 2005 A (AMBAC Insd)                              5.00   11/01/35      1,234,068
    3,000   California Statewide Community Development Authority, Adventist
               Healthwest 2005 Ser A                                                          5.00   03/01/35      2,919,570
    1,000   California Statewide Community Development Authority, Huntington
               Memorial Hospital Ser 2005                                                     5.00   07/01/27      1,011,070
    1,250   California Statewide Community Development Authority,
               Anheuser-Bush Ser 2007 (AMT)                                                   4.80   09/01/46      1,098,963
    5,000   California, Various Purpose Dtd 04/01/02                                          6.00   04/01/19      5,932,900
    1,375   California, Various Purpose Dtd 04/01/93                                          5.90   04/01/23      1,380,418
    8,000   California, Various Purpose Dtd 11/01/06**                                        4.50   10/01/36      7,445,520
    1,000   Capistrano Unified School District, Community Facilities District #98-2
               Ladera Ser 2005 (FGIC Insd)                                                    5.00   09/01/29        999,300
    2,500   Central California Joint Powers Health Financing Authority,
               Community Hospitals of Central California Ser 2000 COPs                        6.00   02/01/30      2,702,400
    1,000   Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)                         5.00   11/01/25      1,020,990
    2,000   Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2005 A                                                        5.00   06/01/45      1,926,280
    4,000   Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2007 A-1                                                      5.75   06/01/47      3,834,720
    2,000   Golden State Tobacco Securitization Corporation, California, Enhanced
               Asset Backed Ser 2007 A-1                                                     5.125   06/01/47      1,732,660

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
    1,500   Independent Cities Lease Financing Authority, Mobile Home PK Ref-Westlake
               Mobilhome PK-A                                                                 5.00   04/15/47      1,381,335
    1,000   Independent Cities Lease Financing Authority, San Juan Mobile Estates
               Ser 2006 A                                                                     5.00   05/15/31        891,970
    4,000   Irvine Unified School District, Community Facilities District #86-1 Ser
               1998 (AMBAC Insd)                                                              5.00   11/01/19      4,131,600
    1,450   Los Angeles Unified School District Election 2005 Ser E                           5.00   07/01/13      1,612,734
    3,000   Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)        5.00   07/01/22      3,144,419
    2,000   Los Angeles Department of Water & Power, California, 2001 Ser A                   5.00   07/01/24      2,021,580
    4,000   Los Angeles Department of Water & Power, Water 2001 Ser A                        5.125   07/01/41      4,083,920
    2,000   Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)                                 5.00   06/01/22      2,122,720
    8,400   Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC Insd)      5.00   10/01/27      8,707,440
    2,000   Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA Insd)           5.00   09/01/22      2,097,180
    2,000   Modesto Community Facilities District #4-1, Ser 2006                              5.15   09/01/36      1,747,980
    4,000   Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)                           5.00   07/01/31      4,058,760
    3,000   Port of Oakland, Refg Ser N (AMT) (MBIA Insd)                                     5.00   11/01/22      3,069,750
    3,010   Poway Redevelopment Agency, Paguay Redev 2003 Rev Ser A (MBIA Insd)**             5.25   06/15/22      3,117,803
    3,390   Poway Redevelopment Agency, Paguay Redev 2003 Rev Ser A (MBIA Insd)**             5.25   06/15/23      3,511,413
    3,780   Poway Redevelopment Agency, Paguay Redev 2003 Rev Ser A (MBIA Insd)**             5.25   06/15/24      3,915,380
    6,900   Poway Unified School District, 2002 Ser A  (MBIA Insd)                            5.00   08/01/27      7,093,545
    2,000   Riverside, Water Ser 2001 (FGIC Insd)                                             5.00   10/01/11+     2,200,100
    2,770   Sacramento City Financing Authority, 2003 Capital Improvement
               (AMBAC Insd)                                                                   5.00   12/01/13+     3,123,895
    4,000   Sacramento County Sanitation Districts Financing Authority, Refg Ser
               2001 (AMBAC Insd)                                                              5.00   12/01/27      4,088,360
    2,000   San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)          5.00   05/01/29      2,055,540
    1,100   San Diego County, Burnham Institute for Medical Research Ser 2006 COPs            5.00   09/01/34      1,017,093
    4,000   San Diego Public Facilities Authority, Sewer Ser 1993 A                           5.25   05/15/20      4,003,520
    2,000   San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA Insd)                5.00   09/01/23      2,042,080
    3,360   San Francisco City & County, Laguna Honda Hospital (FSA Insd)                     5.00   06/15/30      3,484,975
      160   San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)     11.589#  06/15/30        183,805
    5,000   San Francisco Public Utilities Commission, Water Refg Ser A 2001
               (FSA Insd)                                                                     5.00   11/01/31      5,113,600
    2,000   San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)                5.00   06/01/37      2,035,300
    4,000   San Jose, Airport Ser 2001 A (FGIC Insd)                                          5.00   03/01/31      4,015,120
    2,610   Santa Clara, Sub Ser 2003 A (MBIA Insd)                                           5.00   07/01/23      2,721,056
    2,735   Santa Clara, Sub Ser 2003 A (MBIA Insd)                                           5.00   07/01/24      2,837,098
    6,000   Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco
               Securitization Corp Ser 2007                                                   0.00   06/01/36        888,720
    1,000   Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)                5.00   09/01/30      1,010,850
    2,000   Tobacco Securitization Authority of Northern California, Sacramento
               County Tobacco Securitization Corporation Ser 2006 A-1                         5.00   06/01/37      1,724,120
    2,000   Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)                          5.00   01/01/26      2,041,300
    5,000   University of California, Ser 2003 A (AMBAC Insd)                                 5.00   05/15/33      5,090,250
    4,160   University of California, Ser 2007-J (FSA Insd)**                                 4.50   05/15/31      4,110,517
    3,840   University of California, Ser 2007-J (FSA Insd)**                                 4.50   05/15/35      3,794,323
    1,000   Washington Unified School District, 2004 Ser A (FGIC Insd)                        5.00   08/01/21      1,076,790
                                                                                                                ------------
                                                                                                                 202,731,984
                                                                                                                ------------
            PUERTO RICO  (1.9%)
    3,000   Puerto Rico Public Buildings Authority, Ser D (AMBAC Insd)                        0.00   07/01/30      2,536,080
                                                                                                                ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS                                                                     205,268,064
                                                                                                                ------------
            (Cost $202,652,853)
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.8%)
      900   California Department of Water, Demand 02/01/08                                   1.65*  05/01/22        900,000
    2,200   California Health Facilities Finance Authority, Adventist West Ser 1998,
               Demand 02/01/08                                                                2.60*  09/01/28      2,200,000
      500   Irvine Ranch Water District, Demand 02/01/08                                      1.60*  10/01/09        500,000
                                                                                                                ------------
            TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
            (Cost $3,600,000)                                                                                      3,600,000
                                                                                                                ------------
            TOTAL INVESTMENTS
            (Cost $206,252,853)                                                                                  208,868,064
                                                                                                                ------------
            FLOATING RATE NOTES RELATED TO SECURITIES HELD  (19.6%)
  (25,610)  Notes with interest rates ranging from 2.11% to 3.05% at January 31, 2008 and contractual maturities of collateral ranging from 06/15/22 to 06/01/47 +++
               (Cost ($25,610,000))                                                                              (25,610,000)
                                                                                                                ------------

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
            TOTAL NET INVESTMENTS
            (Cost $180,642,853) (b) (c)                                                                 140.4%   183,258,064
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                         1.7      2,286,350
            PREFERRED SHARES OF BENEFICIAL INTEREST                                                     (42.1)   (55,006,905)
                                                                                                     --------   ------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                                100.0%  $130,537,509
                                                                                                     ========   ============

----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT  Alternative Minimum Tax.

COPs Certificates of Participation.

RITES Residual Interest Tax-Exempt Security (Illiquid security).

+    Prefunded to call date shown.

++ All or a portion of this security has been physically segregated in connection with open futures contracts in the amount of $134,264.

+++ Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.

*    Current coupon rate of variable rate demand obligation.

** Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Fund investments with a value of $36,945,251 are held by the Dealer Trusts and serve as collateral for the $25,610,000 in floating rate note obligations outstanding at that date.

# Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $183,805, which represents 0.1% of net assets applicable to common shareholders.

(b) Securities have been designated as collateral in an amount equal to $40,569,492 in connection with open futures contracts and an open swap contract.

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC   AMBAC Assurance Corporation.

FGIC    Financial Guaranty Insurance Company.

FSA     Financial Security Assurance Inc.

MBIA    Municipal Bond Investors Assurance Corporation.

XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

                                                                            UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY       UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
---------   ----------   ----------------------------   ---------------   --------------
   127         Long      U.S. Treasury Swaps 10 Year,
                            March 2008                    $14,456,173        $144,156
    25         Long      U.S. Treasury Notes 2 Year,
                            March 2008                      5,330,469          11,897
    16         Long      U.S. Treasury Notes 5 Year,
                            March 2008                      1,808,000           3,589
    75         Short     U.S. Treasury Notes 10 Year,
                            March 2008                     (8,753,906)        (52,013)
    89         Short     U.S. Treasury Bonds 20 Year,
                            March 2008                    (10,618,813)        (51,959)
                                                                             --------
   Net Unrealized Appreciation.............................                  $ 55,670
                                                                             ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


                                        3